OTHER NON-CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT ASSETS, NET
OTHER NON-CURRENT ASSETS, NET

9.    OTHER NON-CURRENT ASSETS, NET

	As of December 31,
	2020	2021
	RMB	RMB	US$
Long-term deposits(1)	96,796	117,345	18,414
Prepayments for equipment, net	25,718	16,866	2,647
Land use rights, net(2)	38,754	6,947	1,090
Prepaid Leasehold improvements	8,734	22,768	3,573

	170,002	163,926	25,724
(1)	Deposits for rental is net of impairment of RMB7,083, and nil as of December 31, 2020 and 2021, respectively, for the prepaid rental deposits in the asset group related to the underperforming or planned closed self-operating stores (See Note 2(m)).
(2)	Land use rights represent payments to the local government authorities for use of lands for 50 years from year 2019, net of accumulated amortization. The land use rights are amortized on a straight-line basis with amortization of RMB170, RMB142 and RMB147 (US$23) for the years ended December 31, 2019, 2020 and 2021, respectively. The land use rights are net of impairment of RMB4,185 as of December 31, 2020 related to land use rights in Tongan city, Fujian province and Tianjin, which were returned to local government in 2021. The land use right as of December 31, 2021 was in Pingnan used for roasting factory.